Income Tax Benefit (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax Benefit
Schedule of income tax benefit

30 June 2018 AUD$
Profit from continuing operations before income tax expense	(3,010,929)
Tax at the Australian tax rate of 27.5% (2017 - 27.5%, 2016 – 30%)	(828,005)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
Non-deductible amounts associated with R&D rebates	(508,509)
Non-allowable expenses	796,398
Deferred tax assets relating to tax losses not recognized	540,116
Income tax expense	—